Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 17,021	$ 11,917
Marketable securities	7,752	16,263
Accounts receivable:
Trade, net	40,742	27,305
Other	5,823	3,113
Related parties	625	417
Inventories	51,487	44,280
Total current assets	123,450	103,295
Marketable securities	5,945	7,769
Assets held for employees' severance benefits	1,591	1,436
Deferred tax assets	899	1,537
Property, plant and equipment ("PPE"), net	4,121	3,915
Intangible assets, net	1,047	2,924
Goodwill	25,561	25,561
Total assets	162,614	146,437
Current liabilities
Trade accounts payable	12,619	10,476
Other accounts payable and accrued expenses	6,420	7,484
Related parties	10	4
Total current liabilities	19,049	17,964
Long-term liabilities
Contingent consideration		4,642
Liability for employees' severance benefits	2,765	2,439
Total liabilities	21,814	25,045
Commitments and contingencies
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,396,584 and 7,564,502 issued as at December 31, 2016 and 2017, respectively; 7,381,613 and 7,549,531 outstanding as at December 31, 2016 and 2017, respectively	22	22
Additional paid-in capital	51,909	46,833
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2016 and 2017	(38)	(38)
Retained earnings	88,907	74,575
Total shareholders' equity	140,800	121,392
Total liabilities and shareholders' equity	$ 162,614	$ 146,437